Commitments and Contingencies - Schedule of Purchase Commitments in Connection With Commodity Streams (Parenthetical) (Detail) lb in Millions	Dec. 31, 2020 $ / per_Oz $ / per_LB lb oz	Apr. 03, 2019 oz
Gold Commodity Type [member] | Relief Canyon [Member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change | oz	32,022	32,022
Commodity receivable number of units | oz	32,022
Gold Commodity Type [member] | After 8.6 Million Ounces [member] | The Lesser of $500 and Prevailing Market Price [member] | Hugo North Extension and Heruga [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	500
Gold Commodity Type [member] | During Fixed Delivery Period [member] | Relief Canyon [Member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	0
Copper Commodity Type [member] | Chapada Mine [member]
Commitments and Contingencies [Line Items]
Threshold, annual maximum measurement weight commodity purchase | lb	3.9
Percentage of life of mine gold or relevant commodity	4.20%
Commodity per ounce purchase price percentage of market price	30.00%
Copper Commodity Type [member] | Hugo North Extension and Heruga [member]
Commitments and Contingencies [Line Items]
Threshold, purchase price per measurement weight change | lb	9,100.0
Copper Commodity Type [member] | Below 560 Metres Threshold [member] | Hugo North Extension and Heruga [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	0.42%
Copper Commodity Type [member] | Above 560 Metres Threshold [member] | Hugo North Extension and Heruga [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	0.62%
Copper Commodity Type [member] | Before 9.1 Billion Pounds Produced [member] | The Lesser of $.50 and Prevailing Market Price [member] | Hugo North Extension and Heruga [member]
Commitments and Contingencies [Line Items]
Commodity per pound purchase price | $ / per_LB	0.50
Copper Commodity Type [member] | After 9.1 Billion Pounds Produced [member] | The Lesser of $1.10 and Prevailing Market Price [member] | Hugo North Extension and Heruga [member]
Commitments and Contingencies [Line Items]
Commodity per pound purchase price | $ / per_LB	1.10
Copper Commodity Type [member] | Before Chapada Copper Stream Delivers 39 Million Pounds [Member] | Chapada Mine [member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change | lb	39.0
Percentage of life of mine gold or relevant commodity	4.20%
Copper Commodity Type [member] | Above 39 Million Pounds And Less Than 50 Million Pounds Threshold [member] | Chapada Mine [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	3.00%
Copper Commodity Type [member] | After Yamana Copper Stream Delivers 39 Million Pounds [member] | Chapada Mine [member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change | lb	50.0
Copper Commodity Type [member] | Above 50 Million Pounds [member] | Chapada Mine [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	1.50%
Gold and Silver Commodity Type [member] | Relief Canyon [Member] | Bottom of Range [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price percentage of market price	30.00%
Gold and Silver Commodity Type [member] | Relief Canyon [Member] | Top of Range [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price percentage of market price	65.00%
Gold and Silver Commodity Type [member] | After fixed delivery period [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	4.00%
Gold and Silver Commodity Type [member] | Below 560 Metres Threshold [member] | Hugo North Extension [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	5.62%
Gold and Silver Commodity Type [member] | Below 560 Metres Threshold [member] | Heruga [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	4.26%
Gold and Silver Commodity Type [member] | Above 560 Metres Threshold [member] | Hugo North Extension [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	8.43%
Gold and Silver Commodity Type [member] | Above 560 Metres Threshold [member] | Heruga [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	6.39%
Silver Commodity Type [member] | Yamana Silver Stream [member]
Commitments and Contingencies [Line Items]
Threshold, annual maximum measurement weight commodity purchase | oz	1,200,000
Threshold, percentage life of mine or relevant weight commodity change | oz	7,000,000
Commodity per ounce purchase price percentage of market price	30.00%
Silver Commodity Type [member] | Before 40.3 million ounces produced from property [member] | The Lesser of $5 and Prevailing Market Price [member] | Hugo North Extension and Heruga [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	5
Silver Commodity Type [member] | After 40.3 Million Ounces [member] | The Lesser of $10 and Prevailing Market Price [member] | Hugo North Extension and Heruga [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	10
Silver Commodity Type [member] | Below 7 Million Ounces Threshold [member] | Yamana Silver Stream [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	20.00%
Silver Commodity Type [member] | Above 7 Million Ounces Threshold [member] | Yamana Silver Stream [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	9.00%